SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 10-QSB

(X) QUARTERLY REPORT UNDER SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

                  For the quarterly period ended April 1, 1995

                           Commission File Number 0-11447


                                 DATAKEY, INC.
       (Exact name of small business issuer as specified in its charter)

        MINNESOTA                                        41-1291472
(State or other jurisdiction of                       (I.R.S. Employer
incorporation or organization)                       Identification No.)

                 407 WEST TRAVELERS TRAIL, BURNSVILLE, MN 55337

                   Issuer's telephone number: (612) 890-6850



              (Former name, former address and former fiscal year,
                         if changed since last report)

         Check whether the issuer (1) filed all reports  required to be filed by
Section 13 or 15(d) of the Exchange Act during the past 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
                                    Yes x    No


                      APPLICABLE ONLY TO CORPORATE ISSUERS

         The number of shares outstanding of the issuer's common equity, as of May 10, 1995, is 2,829,570.

         Transitional Small Business Disclosure Format (check one):
                                    Yes     No x

                         PART I. FINANCIAL INFORMATION
                          ITEM I. FINANCIAL STATEMENTS
                          DATAKEY, INC. AND SUBSIDIARY
                          CONSOLIDATED BALANCE SHEETS


                                                         April 1,      December 31,
                                                           1995            1994
                                                       (UNAUDITED)

          ASSETS
CURRENT ASSETS
  Cash and cash equivalents                           $    138,675    $    255,039
  Investment in held-to-maturity securities              6,282,923       6,110,576
  Trade receivables, less allowance for
    doubtful accounts of $53,700                           947,196       1,190,893
  Inventories                                            1,399,448       1,348,985
  Prepaid and other                                         70,288          26,242
  Deferred tax assets                                      166,000         166,000
  Refundable income taxes                                   59,702         101,680
          Total current assets                           9,064,232       9,199,415

INTANGIBLES
  Patent and license at cost, less amortization
    of $111,901 and $101,811                               150,328         153,491
  Non-compete agreement, less amortization
    of $61,875 and $41,250                                 103,125         123,750
                                                           253,453         277,241

EQUIPMENT AND LEASEHOLD IMPROVEMENTS, at cost
  Production tools                                       1,057,988       1,027,206
  Equipment                                              2,243,491       2,211,216
  Furniture and fixtures                                   211,822         211,822
  Leasehold improvements                                   211,612         210,562
                                                         3,724,913       3,660,806
  Less accumulated depreciation                         (2,055,286)     (1,936,935)
                                                         1,669,627       1,723,871

                                                      $ 10,987,312    $ 11,200,527

          LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES
  Accounts payable                                    $    463,547    $    758,876
  Accrued expenses                                         230,795         192,726
  Non-compete obligation                                    41,250          82,500
  Warranty costs                                            53,666          50,000
          Total current liabilities                        789,258       1,084,102

DEFERRED TAX LIABILITY                                     101,000         101,000

SHAREHOLDERS' EQUITY
  Convertible preferred stock, voting, stated value
    $2.50 per share; authorized 400,000 shares;
    issued and outstanding 150,000                         375,000         375,000
  Common stock, par value $.05 per share;
    authorized 10,000,000 shares;
    outstanding 2,829,570                                  141,479         141,479
  Additional paid-in capital                             3,865,631       3,865,631
  Retained earnings                                      5,714,944       5,633,315
                                                        10,097,054      10,015,425

                                                      $ 10,987,312    $ 11,200,527

                 See Notes to Consolidated Financial Statements

                          DATAKEY, INC. AND SUBSIDIARY
                       CONSOLIDATED STATEMENTS OF INCOME
                                  (UNAUDITED)


                                        Three Months Ended
                                       April 1,      April 2,
                                        1995           1994

Net Sales                             $1,908,238    $1,373,475
Cost of goods sold                     1,272,318       969,342

          Gross Profit                   635,920       404,133
Other operating revenue                    4,350        18,890

          Total gross profit and
          other operating revenue        640,270       423,023



Operating expenses:
  Research, development
   and engineering                       170,197       233,210
  Selling                                282,314       222,480
  General and administrative             154,866       163,863


          Total operating expenses       607,377       619,553

          Operating income (loss)         32,893      (196,530)

Nonoperating income(expense):
  Interest income                         91,546        60,445
  Other income (expense)                     190          (824)
                                          91,736        59,621

          Income (loss) before
          income taxes                   124,629      (136,909)
Income tax expense (benefit)              43,000       (45,000)

          Net income (loss)          $    81,629   ($   91,909)


Net income (loss) per common and
  common equivalent share (Primary
  and fully diluted)                 $      0.03   ($     0.03)

Weighted average number of
  common and common
  equivalent shares
  outstanding                          2,980,422     2,829,070


                   See Notes to Consolidated Financial Statements

                          DATAKEY, INC. AND SUBSIDIARY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (UNAUDITED)

                                                              Three Months Ended
                                                           April 1,     April 2,
                                                               1995         1994

CASH FLOWS FROM
OPERATING ACTIVITIES

  Net Income (loss)                                  $    81,629    ($   91,909)
  Adjustments to reconcile net income
  (loss) to net cash provide by(used in)
  operating activities:
    Depreciation                                         118,351         87,646
    Amortization                                          30,715          9,193
    Change in assets and liabilities
    (Increase) decrease:
      Trade receivables                                  243,697        419,162
      Inventories                                        (50,463)      (251,857)
      Prepaid expenses and other                         (44,046)       (17,386)
      Deferred tax asset                                       0              0
      Refundable income taxes                             41,978        (45,250)
    Increase (decrease) in:
      Accounts payable                                  (295,329)      (226,163)
      Accrued expenses                                    38,069       (131,041)
      Accrued warranty costs                               3,666         (3,528)
      Income taxes payable                                     0              0
      Deferred tax liability                                   0              0

         Net cash provided by (used in)
         operating activities                            168,267       (251,133)



CASH FLOWS FROM INVESTING ACTIVITIES

  Purchase of tooling and equipment                      (64,107)      (142,816)
  Purchase of held-to-maturity
    securities                                        (1,192,347)             0
  Proceeds from maturity of
    held-to-maturity securities                        1,020,000      1,893,216
  Patent and license costs                                (6,927)       (33,213)

         Net cash provided by (used in)
         investing activities                           (243,381)     1,717,187

CASH FLOWS FROM FINANCING ACTIVITIES

  Payments on non-compete                                (41,250)             0
    obligation
  Net proceeds from sale of
    common stock                                               0              0
           Net cash provided (used in)
           financial activities                          (41,250)             0

         Increase (decrease) in cash
         and cash equivalents                           (116,364)     1,466,054

CASH AND CASH EQUIVALENTS

  Beginning                                              255,039      2,827,800
  Ending                                             $   138,675    $ 4,293,854


                     See Notes to Consolidated Financial Statements

                          DATAKEY, INC. AND SUBSIDIARY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


GENERAL

In the opinion of management, the accompanying unaudited financial statements contain all adjustments necessary to present fairly Datakey's financial position as of April 1, 1995 and December 31, 1994 and results of its operations and cash flows for the three-month period ended April 1, 1995 and April 2, 1994. The adjustments that have been made are of a normal recurring nature.

The accounting policies followed by the Company are set forth in Note 1 to the Company's financial statements in the 1994 Datakey, Inc. Annual Report and in Form 10-KSB for the year ended December 31, 1994.


INVESTMENT IN HELD-TO-MATURITY SECURITIES

The Company held marketable debt securities with an amortized cost of $6,282,923 as of April 1, 1995. As it is the intention of the Company to hold these securities to maturity, they are accounted for as "Held-to-Maturity Securities" as defined in FASB Statement No. 115. The market value of these U.S. Treasury Bill securities is $6,281,819. The unrealized loss, therefore, is $1,104.

All of the  Securities  have a maturity  date of less than  twelve  months.  The
Company  has  no   marketable   debt   securities   which  are   classified   as
Available-For-Sale Securities or Trading Securities.


NON-COMPETE AGREEMENT

The Company entered into a two year non-compete agreement with its former president which provides for monthly payments of $13,750 over a twelve month period. The amortization of this agreement is on a straight line basis over 24 months beginning July, 1994 whereas the payment obligation is reflected as a current liability.

       ITEM 2. MANAGEMENT'S DISCUSSION AND ANALYSIS OR PLAN OF OPERATION


                          DATAKEY, INC. AND SUBSIDIARY
                 RESULTS OF OPERATIONS AND FINANCIAL CONDITION


RESULTS OF OPERATIONS


         REVENUE - Net sales for the three-month period ended April 1, 1995, increased by $534,763, or 39%, from the comparable period in 1994. The increase in sales is due to a substantial increase in commercial sales offset by a decline in government sales. Sales to the government sector were $122,516, a decline of $437,193, or 78%, in the three-month period, while commercial sales increased 119%, or $971,956, to $1,785,722. Commercial sales were 93% of total revenue in the three-month period ended April 1, 1995, compared to 58% in the 1994 period. The Company anticipates that government sales will remain stable for the balance of 1995 and that commercial sales in 1995 will continue to exceed the commercial sales in the comparable 1994 quarter. While the Company anticipates improved sales in 1995, there is no assurance that revenues in the remaining three quarters of 1995 will reflect significant improvement over the first quarter of 1995. Because of the uncertainty of its OEM business, quarterly revenues may fluctuate.

         GROSS PROFIT MARGINS - Gross profit as a percentage of net sales increased to 33% in the three-month period ended April 1, 1995, from 29% in the comparable 1994 period. The increased gross profit margin, in dollars as well as percentage of net sales, is primarily due to absorption of fixed and semi-fixed manufacturing costs over a higher level of sales. Gross profits for the balance of 1995 are expected to exceed the levels attained in 1994 but will likely remain below 35% as a percentage of net sales.

         OPERATING EXPENSES - Operating expenses declined $12,176, or 2%, in the three-month period ended April 1, 1995, as compared to the same period in 1994. The reduced expenses are the result of a general expense reduction enacted during 1994 and vacant positions which have not yet been filled. The Company expects 1995 operating expenses to trend upward throughout the year and exceed the quarterly expenses for the comparable 1994 periods, but as a result of a higher level of anticipated sales, the expenses as a percentage of sales should be lower than the percentage in 1994.

         NONOPERATING INCOME - Nonoperating income during the three-month period ended April 1, 1995, increased $32,115, or 54%, from the comparable period in 1994. The higher level of non-operating income is primarily the result of an increase in the interest rate on earnings from the interest-bearing cash, cash equivalents and held-to-maturity securities.

         FINANCIAL CONDITION - During the three-month period ended April 1, 1995, the Company had a net decrease in cash and cash equivalents of $116,364, compared to a net increase of $1,466,054 in the comparable 1994 period. The shift from a cash and cash equivalents net increase in 1994 to a net decrease in the comparable 1995 period is the result of a decision by management to invest the Company's cash in higher interest rate marketable debt securities with initial maturities beyond 90 days. The decline in cash and equivalents during the three-month period ended April 1, 1995 was offset by a $172,347 increased investment in marketable debt securities. Cash, cash equivalents and investment in held-to-maturity securities were $6,421,598 at April 1, 1995.

The Company anticipates that its current working capital position of $8,274,974 and internally generated cash flow will be sufficient to fund its planned operations for the foreseeable future.

                           PART II. OTHER INFORMATION
                    ITEM 6. EXHIBITS AND REPORTS ON FORM 8-K
                          DATAKEY, INC. AND SUBSIDIARY


(A)      Exhibits

         Exhibit 10 Employment Agreement dated January 1, 1995 with John H. Underwood*
         Exhibit 11                 Computation of Per Share Earnings
         Exhibit 27 Financial Data Schedule (only filed with electronic copy)

(b) The Company was not required to and did not file a Form 8-K during the quarter ended April 1, 1995.



* Indicates management contract

                                   SIGNATURES


Pursuant to the requirements of Section 13 and 15(d) of the Securities and Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated May 10, 1995                           DATAKEY, INC.


                                             BY: /s/ John H. Underwood
                                             John H. Underwood
                                             Chairman & Chief Executive
                                             Officer
                                             (Principal Executive Officer)


                                             BY: /s/ Alan G. Shuler
                                             Alan G. Shuler
                                             Vice President & Chief
                                             Financial Officer
                                             (Principal Financial and
                                             Accounting Officer)

                                 DATAKEY, INC.
                          EXHIBIT INDEX TO FORM 10-QSB
                        FOR QUARTER ENDED APRIL 1, 1995


         EXHIBIT NO.                  DESCRIPTION

             10              Employment agreement dated January 1,
                                  1995, with John H. Underwood
             11              Computation of Per Share Earnings
             27              Financial Data Schedule